Certain Balance Sheet Information (Accrued Expenses and Other Liabilities) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Liabilities [Line Items]
Accrued expenses	$ 32.6	$ 46.9	$ 46.4
Accrued property taxes	4.9	4.2	4.8
Accrued natural gas purchases	3.8	4.9	1.5
Tax payable	1.7	1.2	0.5
Interest payable	26.1	22.8	26.2
Accrued additions to property, plant and equipment	1.6	1.7	10.4
Capital leases	1.2	1.3	1.6
Deferred revenue	6.2	7.5	14.2
Total accrued expenses and other liabilities	78.1	90.5	105.6
Crestwood Midstream Partners LP
Accrued Expenses and Other Liabilities [Line Items]
Accrued expenses	31.4	45.5	44.1
Accrued property taxes	4.9	4.2	4.8
Accrued natural gas purchases	3.8	4.9	1.5
Tax payable	0.0	0.0	0.5
Interest payable	26.1	22.8	26.2
Accrued additions to property, plant and equipment	1.6	1.7	10.4
Capital leases	1.2	1.3	1.6
Deferred revenue	6.2	7.5	14.2
Total accrued expenses and other liabilities	$ 75.2	$ 87.9	$ 103.3